Condensed Schedule Of Investments (Futures And Forward Currency Contracts) (Parenthetical) - Long Contracts [Member]	12 Months Ended
Dec. 31, 2017 contract
2 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Investment Term	2 years
Contracts	591
Investment settlement date	Mar. 01, 2018
30 Year U.S. Treasury Bond [Member]
Summary of Investment Holdings [Line Items]
Investment Term	30 years
Contracts	82
Investment settlement date	Mar. 01, 2018